UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 10-D/A

                         ASSET-BACKED ISSUER
         DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                 THE SECURITIES EXCHANGE ACT OF 1934

               For the monthly distribution period from Due Period October 2 - November 1, 2006

        Commission File Number of issuing entity:  333-126304-01

                  Impac Secured Assets Trust 2006-1
        (Exact name of issuing entity as specified in its Charter)

         Commission File Number of depositor:   333-126304

                       Impac Secured Assets Corp
         (Exact name of depositor as specified in its Charter)

                          Impac Funding Corporation
          (Exact name of sponsor as specified in its Charter)

                              New York
     (State or other jurisdiction of incorporation or organization of the issuing entity)

                   REMIC 1             30-0359928
                   REMIC 2             32-0173540
                   REMIC 3             35-2270488
                   REMIC 4             36-4587950
                (I.R.S. Employer Identification No.)

       Care of Deutsche Bank National Trust Company as Trustee
               1761 East St. Andrew Place, Santa Ana CA
      (Address of principal executive offices of the issuing entity)
                              92705
                            (Zip Code)

   Registrant's Telephone Number, Including Area Code:  (949) 475-3700

                                  NONE
     (Former name or former address, if changed since last report)

                Registered / reporting pursuant to (check one)
                Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
Title of Class                                             (if Section 12(b))
Class 1-A-1-1        [ ]             [ ]             [X]        Not Applicable
Class 1-A-1-2        [ ]             [ ]             [X]        Not Applicable
Class 1-A-2A         [ ]             [ ]             [X]        Not Applicable
Class 1-A-2B         [ ]             [ ]             [X]        Not Applicable
Class 1-A-2C         [ ]             [ ]             [X]        Not Applicable
Class 2-A-1          [ ]             [ ]             [X]        Not Applicable
Class 2-A-2          [ ]             [ ]             [X]        Not Applicable
Class 1-M-1          [ ]             [ ]             [X]        Not Applicable
Class 1-M-2          [ ]             [ ]             [X]        Not Applicable
Class 1-M-3          [ ]             [ ]             [X]        Not Applicable
Class 1-M-4          [ ]             [ ]             [X]        Not Applicable
Class 1-M-5          [ ]             [ ]             [X]        Not Applicable
Class 1-M-6          [ ]             [ ]             [X]        Not Applicable
Class 1-M-7          [ ]             [ ]             [X]        Not Applicable
Class 1-M-8          [ ]             [ ]             [X]        Not Applicable
Class 2-M-1          [ ]             [ ]             [X]        Not Applicable
Class 2-M-2          [ ]             [ ]             [X]        Not Applicable
Class 2-M-3          [ ]             [ ]             [X]        Not Applicable
Class 1-B            [ ]             [ ]             [X]        Not Applicable
Class 2-B            [ ]             [ ]             [X]        Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days.                Yes [X] No [ ]

PART I  DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         The Loan-To-Value Ratio and Remaining Terms to Maturity were corrected such that the LTV for the 1st liens became the "LTV" and the LTV for the 2nd liens became the "CLTV". A revised statement for this will be filed for each reporting period that contained the error (from April 2006 to December 2006). The correction did not effect payments to the bond holders.

PART II  OTHER INFORMATION

Item 2.  Legal Proceedings.
         None.

Item 3.  Sales of Securities and Use of Proceeds.
         None.

Item 4.  Defaults Upon Senior Securities.
         None.

Item 5.  Submission of Matters to a Vote of Security Holders.
         None.

Item 6.  Significant Obligors of Pool Assets.
         None.

Item 7.  Significant Enhancement Provider Information.
         None.

Item 8.  Other Information.
         None.

Item 9.  Exhibits.
         (a) The following is a list of documents filed as part of this Report on Form 10-D/A:

             Statement to Certificateholders on November 27, 2006 is filed as Exhibit 99.1 hereto.

         (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above in the Exhibit Index that immediately follows the signature page hereof.

                               SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                                           Impac Funding Corporation
                                           (Master Servicer)



                                           /s/ Mario Fegan
                                           Name: Mario Fegan
                                           Title: Vice President


     Date:  August 8, 2007